Related Party Transactions (Details)			3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 27, 2024 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 24, 2024
Related Party Transactions [Line Items]
Total revenue			$ 23,896,448		$ 19,657,905				$ 50,782,073	$ 54,596,333	$ 73,244,083	$ 109,691,001
Net of financing fees			1,644,395		783,650				6,739,848	7,767,491
Lease payment											3,000,000
Outstanding indebtedness	$ 10,000,000										10,000,000
Interest income			66,472						189,938
Note receivable – related party	3,000,000		3,000,000						3,000,000		3,000,000
Accrued interest			114,393						$ 114,393
Net cash to pay TRA holders, percentage									85.00%
Unrecorded liability	27,600,000										$ 27,600,000
Number of operating lease									1		1
Operating lease cost			167,914		133,892				$ 516,889	461,822
Operating lease right of use asset	1,268,139		1,067,373						1,067,373		$ 1,268,139	1,135,668
Operating lease liability	1,382,814		1,172,716						1,172,716		1,382,814
Increase (Decrease) in Due to Related Parties									(2,000)	(1,160,848)	(1,158,848)	1,160,848
Business loan agreement		$ 10,000,000
Outstanding balance											3,460,840
Heliogen, Inc. [Member]
Related Party Transactions [Line Items]
Total revenue				$ 114,000		$ 2,261,000	$ 114,000	$ 3,789,000			23,224,000	4,445,000
Lease payment							$ 627,000	$ 1,370,000			2,819,000	2,717,000
Unrecorded liability	5,478,000										$ 5,478,000	7,403,000
Number of operating lease							1				1
Operating lease cost											$ 2,738,000	2,759,000
Operating lease right of use asset	2,831,000			122,000			$ 122,000				2,831,000	13,909,000
Operating lease liability	4,864,000			$ 1,010,000			$ 1,010,000				4,864,000
Related Party [Member]
Related Party Transactions [Line Items]
Unrecorded liability	27,600,000										27,600,000
Operating lease cost											15,009	28,880
Operating lease right of use asset	0										0	75,378
Operating lease liability	0										0	58,134
Accounts receivable, after allowance for credit loss	191,662										191,662	396,488
Accrued expenses	3,359,101										3,359,101	2,415,966
Increase (Decrease) in Due to Related Parties											2,000	1,160,848
Solar Leasing [Member]
Related Party Transactions [Line Items]
Total revenue											22,156,018	15,464,852
Net of financing fees											8,246,532	6,851,232
Solar Leasing [Member]
Related Party Transactions [Line Items]
Total revenue			7,017,019		2,328,704				17,709,806	18,139,099
Related Party [Member]
Related Party Transactions [Line Items]
Total revenue			7,017,019		$ 2,328,704				17,709,806	$ 18,139,099	22,156,018	15,464,852
Accounts receivable			465,047						465,047
Contract assets			3,581,890						3,581,890
Lease payment	3,000,000
Outstanding indebtedness	10,000,000										10,000,000
Note receivable – related party	3,000,000										3,000,000
Unrecorded liability			$ 7,200,000						$ 7,200,000
Accounts receivable, after allowance for credit loss	191,662										191,662	396,488
Convertible debt	3,000,000										3,000,000
NantG Power, LLC [Member] | Related Party [Member] | Heliogen, Inc. [Member]
Related Party Transactions [Line Items]
Total revenue											200,000	100,000
Accounts receivable, after allowance for credit loss												$ 100,000
LHX Intermediate, LLC [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Ownership percentage													14.10%